Adoption of ASU 2018-12 (Effect of Accounting Adoption to Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reinsurance recoverables	$ 19,443	$ 22,386
Other assets	18,802	16,532
Future contract benefits	(38,826)	(41,425)
DFEL	5,052	4,225
Other liabilities	12,021	16,405
Total stockholders equity	5,102	19,915	$ 22,699
Retained Earnings [Member]
Total stockholders equity	5,924	5,196	8,686	$ 8,854
Accumulated Other Comprehensive Income (Loss) [Member]
Total stockholders equity	(6,352)	9,984	8,931	5,673
Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables	(439)	2,091
Other assets	(1,691)	(1,784)
Future contract benefits	2,930	(738)
DFEL	(617)	3,810
Other liabilities	45	(303)
Total stockholders equity	533	(839)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Total stockholders equity	(783)	(4,382)	(6,273)	$ (203)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Total stockholders equity	$ 1,316	$ 3,543	4,627
Accounting Standards Update 2018-12 [Member]
DAC, VOBA and DSI			12,104
Reinsurance recoverables			19,388
Future contract benefits			(42,828)
DFEL			3,591
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DAC, VOBA and DSI			6,079
Reinsurance recoverables			3,038
Other assets			242
Future contract benefits			(3,932)
MRBs, net			(4,300)
DFEL			(3,190)
Other liabilities			417
Total stockholders equity			(1,646)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Reinsurance recoverables			607
Other assets			242
Future contract benefits			(844)
MRBs, net			(7,956)
Other liabilities			1,678
Total stockholders equity			(6,273)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DAC, VOBA and DSI			6,079
Reinsurance recoverables			2,431
Future contract benefits			(3,088)
MRBs, net			3,656
DFEL			(3,190)
Other liabilities			(1,261)
Total stockholders equity			$ 4,627